INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2016
Income Taxes [Absract]
Schedule of income before income taxes
NOTE 15—INCOME TAXES:

a.	Income before income taxes:
		Year ended December 31,
		2016	2015	2014

		(U.S. $ in millions)
	Parent Company and its Israeli subsidiaries	$1,516	$1,932	$2,139
	Non-Israeli subsidiaries	(692)	420	1,499
		$824	$2,352	$3,638

Schedule of the provision for income taxes
b.	Income taxes:
		Year ended December 31,
		2016	2015	2014

		(U.S. $ in millions)
	In Israel	$209	$149	$147
	Outside Israel	312	485	444
		$521	$634	$591

Current	$481	$298	$879
Deferred	40	336	(288)
	$521	$634	$591

Accumulated Other Comprehensive Income/(Loss) (net of tax)
	Year ended December 31,
	2016	2015	2014
	(U.S. $ in millions)
Income before income taxes	$824	$2,352	$3,638
Statutory tax rate in Israel	25.0%	26.5%	26.5%
Theoretical provision for income taxes	$206	$623	$964
Increase (decrease) in effective tax rate due to:
The Parent Company and its Israeli subsidiaries -
Mainly tax benefits arising from reduced tax rates under benefit programs	(212)	(337)	(524)
Non-Israeli subsidiaries (*)	546	447	88
Increase (decrease) in other uncertain tax positions—net	(19)	(99)	63
Effective consolidated income taxes	$521	$634	$591

* In 2016, income before income taxes included impairments and devaluations in non-Israeli subsidiaries that did not have a corresponding tax effect, with the result that the tax rate on our non-Israeli subsidiaries is higher than usual.

Schedule of deferred income taxes
c.	Deferred income taxes:
		December 31,
		2016	2015

		(U.S. $ in millions)
Short-term deferred tax assets—net (*):
	Inventory related	$0	$382
	Sales reserves and allowances	0	254
	Provision for legal settlements	0	89
	Provisions for employee-related obligations	0	45
	Carryforward losses and deductions (**)	0	60
	Other	0	64
		0	894
Valuation allowance—in respect of carryforward losses and deductions that may not be utilized		0	(190)
		$0	$704

*	2016 balances are presented under long term deferred taxes, due to the implementation of ASU 2015-17.
**	The amounts are shown after reduction for unrecognized tax benefits of $108 million, at December 31, 2015, where Teva has net operating loss carryforwards, similar tax losses, and/or tax credit carryforwards that are available, under the tax law of the applicable jurisdiction, to offset any additional income taxes that would result from the settlement of a tax position.

		December 31,
		2016	2015

Long-term deferred tax assets (liabilities)—net(*):		(U.S. $ in millions)
	Inventory related	$344	$0
	Sales reserves and allowances	311	0
	Provision for legal settlements	232	0
	Intangible assets (***)	(5,569)	(1,900)
	Carryforward losses and deductions and credits (**) (***)	1,922	989
	Property, plant and equipment	(312)	(207)
	Provisions for employee related obligations	108	65
	Other	163	125
		(2,801)	(928)
Valuation allowance—in respect of carryforward losses and deductions that may not be utilized (***)		(1,689)	(570)
		$(4,490)	$(1,498)
		$(4,490)	$(794)

*	2016 balances are presented under long term deferred taxes, due to the implementation of ASU 2015-17.
**	The amounts are shown after reduction for unrecognized tax benefits of $23 million and $70 million as of December 31, 2016 and 2015, respectively.
	This amount represents the tax effect of gross carryforward losses and deductions with the following expirations: 2017-2019 — $163 million; 2020-2026 — $551 million; 2027 and thereafter — $176 million. The remaining balance—$1055 million—can be utilized with no expiration date.
***	The increase in 2016 was mianly due to Actavis Generics.

ScheduleOfDeferredTaxAssetsAndLiabilitiesByReportCaption[Table]
The deferred income taxes are reflected in the balance sheets among:
	December 31,
	2016	2015

	(U.S. $ in millions)
Current assets—deferred income taxes (*)	$-	$735
Current liabilities—other current liabilities (*)	-	(31)
Other non-current assets	725	250
Long-term liabilities—deferred income taxes	(5,215)	(1,748)
	$(4,490)	$(794)

(*) 2016 balances are presented under long term deferred taxes, due to the implementation of ASU 2015-17.

Schedule of unrecognized tax benefits
	Year ended December 31,
	2016	2015	2014

	(U.S. $ in millions)
Balance at the beginning of the year	$648	$713	$665
Increase (decrease) related to prior year tax positions, net	23	(6)	38
Increase related to current year tax positions	71	43	51
Decrease related to settlements with tax authorities and lapse of applicable statutes of limitations	(103)	(99)	(38)
Liabilities assumed in acquisitions	101	0	0
Other	(6)	(3)	(3)
Balance at the end of the year	$734	$648	$713